UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Tax-Exempt Short-Term Variable Rate Municipal Obligations (86.4%)
	Alaska
$12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.20%	04/07/11	$12,500,000
	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.35	04/07/11	12,600,000
15,615	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.25	04/07/11	15,615,000
	California
22,325	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.23	04/07/11	22,325,000
79,000	California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010	0.24	04/07/11	79,000,000
57,400	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.25	04/07/11	57,400,000
	Colorado
	City of Colorado Springs,
59,325	Utilities System Sub Lien Ser 2005 A	0.25	04/07/11	59,325,000
29,350	Utilities System Sub Lien Ser 2009 C	0.24	04/07/11	29,350,000
66,900	J P Morgan Chase & Co, Colorado TRANs Ser 2010 PUTTERs Ser 3890	0.23	04/01/11	66,900,000
	Delaware
7,950	New Castle County, University Courtyard Apartments Ser 2005	0.24	04/07/11	7,950,000
	District of Columbia
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM Insd)	0.30	04/07/11	5,935,000
	Florida
	BB&T Municipal Trust,
23,680	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.24	04/07/11	23,680,000
9,990	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.24	04/07/11	9,990,000
	City of Gainesville,
84,015	Utilities System 2007 Ser A	0.21	04/07/11	84,015,000
53,600	Utilities System 2008 Ser B	0.20	04/07/11	53,600,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.24	04/07/11	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.25	04/07/11	9,035,000
	Highlands County Health Facilities Authority,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.21	04/07/11	38,200,000
36,425	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.21	04/07/11	36,425,000
28,600	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.21	04/07/11	28,600,000
24,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.21	04/07/11	24,000,000
19,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.22	04/07/11	19,000,000
4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.26	04/07/11	4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.21	04/07/11	26,870,000
30,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 D	0.23	04/07/11	30,000,000
7,590	Adventist Health System/Sunbelt Obligated Group Ser 2009 A	0.21	04/07/11	7,590,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.22	04/07/11	20,000,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$13,250	Adventist Health System/Sunbelt Obligated Group Ser 2009 C	0.22%	04/07/11	$13,250,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.22	04/07/11	20,000,000
53,005	JEA, Electric System Ser Three 2008 B-2	0.24	04/07/11	53,005,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.26	04/07/11	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.21	04/07/11	17,025,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (BHAC Insd)	0.26	04/07/11	30,090,000
40,000	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	40,237,025
5,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.24	04/07/11	5,000,000
	Georgia
73,130	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.25	04/07/11	73,130,000
36,150	Georgia Municipal Electric Authority, General Sub Ser 1985 C	0.27	04/07/11	36,150,000
95,000	Main Street Natural Gas Inc, Gas Ser 2010 A	0.25	04/07/11	95,000,000
	Illinois
5,900	Chicago Board of Education, Ser 2009 A-2	0.25	04/07/11	5,900,000
159,300	Cook County, Ser 2002 B	0.26	04/07/11	159,300,000
7,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	7,000,000
	Indiana
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.22	04/07/11	20,075,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.25	04/07/11	11,500,000
88,965	Trinity Health Ser 2008 D-1	0.23	04/07/11	88,965,000
106,195	Trinity Health Ser 2008 D-2	0.23	04/07/11	106,195,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.24	04/07/11	11,000,000
	Iowa
19,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.25	04/07/11	19,335,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.23	04/07/11	10,000,000
	Kansas
3,840	Kansas Department of Transportation, Highway Ser 2004 A PUTTERs Ser 2969 (AGM Insd)	0.25	04/07/11	3,840,000
	Maryland
40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.20	04/07/11	40,900,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.40	04/07/11	7,125,000
	Massachusetts
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.22	04/07/11	6,905,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.34	10/27/11	11,000,000
27,400	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.20	04/07/11	27,400,000
25,220	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.23	04/07/11	25,220,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.25	04/07/11	10,000,000
125,255	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.20	04/07/11	125,255,000
38,990	University of Massachusetts Building Authority, Ser 2008-1	0.22	04/07/11	38,990,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Michigan
	Kent Hospital Finance Authority,
$25,195	Metropolitan Hospital Ser 2005 B	0.25%	04/07/11	$25,195,000
23,000	Spectrum Health Ser 2008 B-3	0.23	04/07/11	23,000,000
	Michigan Hospital Finance Authority,
20,000	Ascension Health Senior Credit Group Window Ser 2010 F-8	0.34	10/27/11	20,000,000
4,795	Trinity Health Credit Group Ser 2006 A	0.25	04/07/11	4,795,000
24,000	Michigan State University, Ser 2003 A	0.22	04/07/11	24,000,000
30,805	University of Michigan Regents, General Ser 2008 B	0.17	04/07/11	30,805,000
	Minnesota
10,000	RBC Municipal Products Trust Inc, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.25	04/07/11	10,000,000
	Mississippi
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.24	04/07/11	9,000,000
	Missouri
10,110	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.28	04/07/11	10,110,000
	Missouri Health & Educational Facilities Authority,
13,000	Ascension Health Ser 2003 C-3	0.22	04/07/11	13,000,000
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.25	04/07/11	7,955,000
20,000	BJC Health System Ser 2008 A	0.22	04/07/11	20,000,000
31,800	BJC Health System Ser 2008 B	0.21	04/07/11	31,800,000
18,675	BJC Health System Ser 2008 C	0.21	04/07/11	18,675,000
44,000	BJC Health System Ser 2008 D	0.21	04/07/11	44,000,000
12,500	BJC Health System Ser 2008 E	0.20	04/07/11	12,500,000
20,000	Sisters of Mercy Health System Ser 2008 D-2	0.22	04/07/11	20,000,000
25,000	Sisters of Mercy Health System Ser 2008 D-5	0.22	04/07/11	25,000,000
15,000	Sisters of Mercy Health System Ser 2008 D-6	0.22	04/07/11	15,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.22	04/07/11	27,600,000
	Nebraska
79,585	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.25	04/07/11	79,585,000
	New Hampshire
8,000	J P Morgan Chase & Co, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.25	04/07/11	8,000,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St Paul’s School Ser 1998	0.23	04/07/11	39,450,000
	New Mexico
	New Mexico Finance Authority,
31,550	Sub Lien Ser 2008 Subser B-1	0.23	04/07/11	31,550,000
74,400	Sub Lien Ser 2008 Subser B-2	0.25	04/07/11	74,400,000
25,315	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.25	04/07/11	25,315,000
40,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.25	04/07/11	40,000,000
	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.31	04/07/11	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.31	04/07/11	7,250,000
10,305	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.24	04/07/11	10,305,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$24,445	Metropolitan Transportation Authority, Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.26%	04/07/11	$24,445,000
	New York City,
2,500	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.25	04/07/11	2,500,000
72,600	Fiscal 2008 Ser J Subser J-3	0.18	04/01/11	72,600,000
	New York City Municipal Water Finance Authority,
133,900	Second General Fiscal 2010 Ser CC	0.18	04/07/11	133,900,000
3,300	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916	0.25	04/07/11	3,300,000
	New York Liberty Development Corporation,
42,000	Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	42,000,000
141,000	World Trade Center Ser 2009 A-2	0.35	08/04/11	141,000,000
30,680	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.25	04/07/11	30,680,000
	North Carolina
13,700	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.32	04/07/11	13,700,000
	North Carolina Medical Care Commission,
20,060	FirstHealth of the Carolinas Ser 2008 A	0.24	04/07/11	20,060,000
50,950	Novant Health Obligated group Ser 2004 A	0.25	04/07/11	50,950,000
30,000	The University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.25	04/07/11	30,000,000
38,540	Winston-Salem, Water & Sewer System Ser 2007 B	0.26	04/07/11	38,540,000
	Ohio
23,580	City of Columbus, Sewer Ser 2008 B	0.21	04/07/11	23,580,000
1,400	Columbus, Sewer Ser 2008 PUTTERs Ser 2456	0.25	04/07/11	1,400,000
	Franklin County,
27,400	OhioHealth Corp Ser 2008 A	0.24	04/07/11	27,400,000
20,000	OhioHealth Corp Ser 2009 A	0.20	04/07/11	20,000,000
18,800	Ohio State University, General Receipts Ser 2005 B	0.20	04/07/11	18,800,000
	State of Ohio,
24,725	Common Schools Ser 2005 B	0.20	04/07/11	24,725,000
19,055	Common Schools Ser 2006 B	0.20	04/07/11	19,055,000
	Oregon
	Oregon State Facilities Authority,
37,960	PeaceHealth Ser 2008 A	0.20	04/07/11	37,960,000
41,200	PeaceHealth Ser 2008 C	0.22	04/07/11	41,200,000
39,400	PeaceHealth Ser 2008 D	0.23	04/07/11	39,400,000
	Pennsylvania
7,625	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.24	04/07/11	7,625,000
	RBC Municipal Products Trust Inc,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.25	04/07/11	8,000,000
15,400	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.25	04/07/11	15,400,000
22,760	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.26	04/07/11	22,760,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.26	04/07/11	6,360,000
	South Carolina
2,140	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.26	04/07/11	2,140,000
	South Carolina Jobs — Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.24	04/07/11	1,000,000
3,990	AnMed Health Ser 2009 C	0.24	04/07/11	3,990,000
28,100	South Carolina Transportation Infrastructure Bank, Ser 2003 B-2	0.24	04/07/11	28,100,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	South Dakota
$27,120	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.24%	04/07/11	$27,120,000
	Tennessee
20,900	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.26	04/07/11	20,900,000
	Texas
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.32	04/07/11	12,465,000
10,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.32	04/07/11	10,000,000
10,745	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.32	04/07/11	10,745,000
14,090	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.32	04/07/11	14,090,000
11,019	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.32	04/07/11	11,019,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.25	04/07/11	5,200,000
28,445	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2009 C-2	0.19	04/01/11	28,445,000
57,300	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-1	0.19	04/01/11	57,300,000
39,500	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2008 A-2	0.19	04/01/11	39,500,000
9,920	Harris County Hospital District, Senior Lien Ser 2010	0.25	04/07/11	9,920,000
66,200	Houston, Combined Utility System First Lien Ser 2004 B	0.25	04/07/11	66,200,000
76,000	J P Morgan Chase & Co, Texas Ser 2010 TRANs PUTTERs Ser 3813	0.30	04/07/11	76,000,000
38,835	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.20	04/07/11	38,835,000
22,000	RBC Municipal Products Trust Inc, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.25	04/07/11	22,000,000
30,000	Texas Transportation Commission, Mobility Fund Ser 2006 Eagle # 20060126 CL A	0.25	04/07/11	30,000,000
	University of Texas Regents,
25,370	Financing System Ser 2007 B	0.17	04/07/11	25,370,000
20,000	Financing System Ser 2008 B	0.17	04/07/11	20,000,000
	Utah
21,125	Central Utah Water Conservancy District, Ser 2008 A	0.27	04/07/11	21,125,000
	City of Murray City,
43,500	IHC Health Services Inc Ser 2003 A	0.21	04/07/11	43,500,000
47,900	IHC Health Services Inc Ser 2003 B	0.21	04/07/11	47,900,000
7,890	IHC Health Services Inc Ser 2005 D	0.20	04/01/11	7,890,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.24	04/07/11	32,000,000
29,120	Ser 2008 B-2	0.24	04/07/11	29,120,000
	Weber County,
7,800	IHC Health Services Inc Ser 2000 B	0.22	04/07/11	7,800,000
53,235	IHC Health Services Inc Ser 2000 C	0.23	04/01/11	53,235,000
	Virginia
	Capital Beltway Funding Corporation of Virginia,
47,800	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.20	04/07/11	47,800,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.20	04/07/11	40,000,000
	Fairfax County Industrial Development Authority,
11,000	Inova Health System Foundation Ser 1988 A	0.23	04/07/11	11,000,000
11,100	Inova Health System Foundation Ser 1988 B	0.23	04/07/11	11,100,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$25,700	Inova Health System Foundation Ser 2000	0.20%	04/07/11	$25,700,000
7,500	Inova Health System Window Ser 2020 A-1	0.37	10/27/11	7,500,000
3,165	J P Morgan Chase & Co, Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.25	04/07/11	3,165,000
41,200	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 D	0.20	04/07/11	41,200,000
	Norfolk Economic Development Authority,
7,700	Sentara Healthcare Window Ser 2010 B	0.37	10/27/11	7,700,000
6,000	Sentara Healthcare Window Ser 2010 C	0.37	10/27/11	6,000,000
	Washington
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.26	04/07/11	750,000
9,635	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.24	04/07/11	9,635,000
	King County,
26,365	Limited Tax Sewer Ser 2010 A	0.20	04/07/11	26,365,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM Insd)	0.25	04/07/11	43,000,000
	Washington Higher Education Facilities Authority,
7,430	Seattle University Ser 2008 A	0.24	04/07/11	7,430,000
14,000	Swedish Health Services Ser 2011 B	0.23	04/07/11	14,000,000
	Wisconsin
4,310	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.26	04/07/11	4,310,000
3,365	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.25	04/07/11	3,365,000

	Total Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $4,711,691,025)			4,711,691,025

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (7.2%)
	Florida
41,000	City of Gainesville, Utilities System Ser C	0.30%	04/27/11	0.30%	41,000,000
	Maryland
37,000	County of Montgomery, 2010 Ser B BANs	0.32	04/14/11	0.32	37,000,000
	Minnesota
39,000	Rochester, Health Care Facilities Mayo Foundation Ser 2000 B	0.28	04/19/11	0.28	39,000,000
	Nebraska
	City of Lincoln,
13,250	Lincoln Electric System Ser 1995	0.28	05/18/11	0.28	13,250,000
34,000	Lincoln Electric System Ser 1995	0.30	05/05/11	0.30	34,000,000
30,000	Nebraska Public Power District, Ser A Notes	0.30	05/05/11	0.30	30,000,000
	New York
77,500	New York City Municipal Water Finance Authority, Ser 6	0.30	05/13/11	0.30	77,500,000
	Texas
	Harris County Cultural Education Facilities Finance Corporation,
5,000	Methodist Hospital System Ser 2009 C-1	0.35	06/15/11	0.35	5,000,000
60,000	Methodist Hospital System Ser 2009 C-1	0.37	04/07/11	0.37	60,000,000

Active Assets Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
$14,000	Methodist Hospital System Ser 2009 C-1	0.37%	08/04/11	0.37%	$14,000,000
40,000	Texas Municipal Power Agency, Ser 2005 A	0.28	04/06/11	0.28	40,000,000

	Total Tax-Exempt Commercial Paper (Cost $390,750,000)				390,750,000

	Tax-Exempt Short-Term Municipal Notes and Bonds (3.5%)
	Georgia
35,250	Cobb County, Ser 2011 TANs, dtd 04/06/11	1.25	12/30/11	0.30	35,494,988
13,000	Georgia Municipal Gas Authority, Gas Portfolio III 2010 Ser I, dtd 05/17/10	2.00	05/17/11	0.65	13,021,970
	Michigan
29,000	Michigan, Fiscal 2011 Ser A, dtd 11/04/10	2.00	09/30/11	0.43	29,226,474
	Texas
115,000	Texas, Ser 2010 TRANs, dtd 08/31/10	2.00	08/31/11	0.37	115,777,425

	Total Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $193,520,857)				193,520,857

		COUPON	DEMAND
		RATE (a)	DATE (b)
	Closed-End Investment Companies (3.0%)
	Multi-State
24,700	BlackRock Municipal Intermediate Duration Fund Inc (MUI), VRDP Ser W-7 (AMT)	0.50%	04/07/11		24,700,000
8,500	Nuveen California Performance Plus Municipal Fund Inc, VRDP Ser 1-810 (AMT)	0.50	04/07/11		8,500,000
52,200	Nuveen Insured Municipal Opportunity Fund Inc, VRDP Ser 1-6672 (AMT)	0.50	04/07/11		52,200,000
15,000	Nuveen New York Quality Income Municipal Fund Inc, VRDP Ser 1-1617 (AMT)	0.50	04/07/11		15,000,000
15,000	Nuveen Premier Insured Municipal Fund Inc, VRDP Ser 1-1309	0.50	04/07/11		15,000,000
50,000	Nuveen Quality Income Municipal Fund Inc, VRDP Ser 1-3884 (AMT)	0.45	04/07/11		50,000,000

	Total Closed-End Investment Companies (Cost $165,400,000)				165,400,000

	Total Investments (Cost $5,461,361,882) (c)			100.1%	5,461,361,882
	Liabilities in Excess of Other Assets			(0.1)	(6,083,109)

	Net Assets			100.0%	$5,455,278,773

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

TANs	Tax Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

VRDP	Variable Rate Demand Preferred.

(a)	Rate shown is the rate in effect at March 31, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
Tax-Exempt Short-Term Variable Rate Municipal Obligations	$4,711,691,025	—	$4,711,691,025	—
Tax-Exempt Commercial Paper	390,750,000	—	390,750,000	—
Tax-Exempt Short-Term Municipal Notes and Bonds	193,520,857	—	193,520,857	—
Closed-End Investment Companies	165,400,000	—	165,400,000	—

Total	$5,461,361,882	—	$5,461,361,882	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Tax-Free Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011